Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 493,925	$ 373,728	$ 220,535
Accumulated depreciation	(253,993)	(220,586)	(191,618)
Net cost	239,932	153,142
Land	2,633,930
Property and equipment, net	2,873,862	153,142	28,917
Furniture [Member]
Property and equipment, gross	188,061	170,341	9,899
Leasehold Improvements [Member]
Property and equipment, gross	$ 305,864	$ 203,387	$ 210,636